15. Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of options outstanding
	2016		2015
	Restricted Stock		Outstanding Stock Options
	Price per Share	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	—	—	$15.00	55,600
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	15.00	(55,600)
Options outstanding and exercisable at December 31	$—	—	$—	—

Restricted Stock Awards Granted	$5.10	86,667	—	—